Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future minimum lease payments

Future minimum lease payments for each of the years subsequent to December 31, 2011 are as follow:

Year Ending December 31,	Amount
2012	$273,033
2013	548,795
2014	565,258
2015	582,216
2016	599,683
Thereafter	1,253,877

Total	$3,822,862